Note 6 - Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2015 (remaining 9 months)	$168
2016	229
2017	58
Total minimum lease payments	$455

Year Ending December 31,
2015	$31
Total minimum lease payments	$31